Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2020
Document Effective Date	Dec. 15, 2020
Prospectus Date	Dec. 15, 2020
OAKMARK FUND | Institutional Class
Prospectus:
Trading Symbol	OANMX
OAKMARK FUND | Advisor Class
Prospectus:
Trading Symbol	OAYMX
OAKMARK FUND | Service Class
Prospectus:
Trading Symbol	OARMX
OAKMARK FUND | Investor Class
Prospectus:
Trading Symbol	OAKMX
OAKMARK FUND | R6 Class
Prospectus:
Trading Symbol	OAZMX
OAKMARK SELECT FUND | R6 Class
Prospectus:
Trading Symbol	OAZLX
OAKMARK SELECT FUND | Institutional Class
Prospectus:
Trading Symbol	OANLX
OAKMARK SELECT FUND | Advisor Class
Prospectus:
Trading Symbol	OAYLX
OAKMARK SELECT FUND | Service Class
Prospectus:
Trading Symbol	OARLX
OAKMARK SELECT FUND | Investor Class
Prospectus:
Trading Symbol	OAKLX
OAKMARK GLOBAL FUND | R6 Class
Prospectus:
Trading Symbol	OAZGX
OAKMARK GLOBAL FUND | Institutional Class
Prospectus:
Trading Symbol	OANGX
OAKMARK GLOBAL FUND | Advisor Class
Prospectus:
Trading Symbol	OAYGX
OAKMARK GLOBAL FUND | Service Class
Prospectus:
Trading Symbol	OARGX
OAKMARK GLOBAL FUND | Investor Class
Prospectus:
Trading Symbol	OAKGX
OAKMARK GLOBAL SELECT FUND | R6 Class
Prospectus:
Trading Symbol	OAZWX
OAKMARK GLOBAL SELECT FUND | Institutional Class
Prospectus:
Trading Symbol	OANWX
OAKMARK GLOBAL SELECT FUND | Advisor Class
Prospectus:
Trading Symbol	OAYWX
OAKMARK GLOBAL SELECT FUND | Service Class
Prospectus:
Trading Symbol	OARWX
OAKMARK GLOBAL SELECT FUND | Investor Class
Prospectus:
Trading Symbol	OAKWX
OAKMARK INTERNATIONAL FUND | R6 Class
Prospectus:
Trading Symbol	OAZIX
OAKMARK INTERNATIONAL FUND | Advisor Class
Prospectus:
Trading Symbol	OAYIX
OAKMARK INTERNATIONAL FUND | Institutional Class
Prospectus:
Trading Symbol	OANIX
OAKMARK INTERNATIONAL FUND | Service Class
Prospectus:
Trading Symbol	OARIX
OAKMARK INTERNATIONAL FUND | Investor Class
Prospectus:
Trading Symbol	OAKIX
OAKMARK INTERNATIONAL SMALL CAP FUND | R6 Class
Prospectus:
Trading Symbol	OAZEX
OAKMARK INTERNATIONAL SMALL CAP FUND | Institutional Class
Prospectus:
Trading Symbol	OANEX
OAKMARK INTERNATIONAL SMALL CAP FUND | Advisor Class
Prospectus:
Trading Symbol	OAYEX
OAKMARK INTERNATIONAL SMALL CAP FUND | Service Class
Prospectus:
Trading Symbol	OAREX
OAKMARK INTERNATIONAL SMALL CAP FUND | Investor Class
Prospectus:
Trading Symbol	OAKEX
OAKMARK EQUITY AND INCOME FUND | R6 Class
Prospectus:
Trading Symbol	OAZBX
OAKMARK EQUITY AND INCOME FUND | Institutional Class
Prospectus:
Trading Symbol	OANBX
OAKMARK EQUITY AND INCOME FUND | Advisor Class
Prospectus:
Trading Symbol	OAYBX
OAKMARK EQUITY AND INCOME FUND | Service Class
Prospectus:
Trading Symbol	OARBX
OAKMARK EQUITY AND INCOME FUND | Investor Class
Prospectus:
Trading Symbol	OAKBX
OAKMARK BOND FUND | R6 Class
Prospectus:
Trading Symbol	OAZCX
OAKMARK BOND FUND | Institutional Class
Prospectus:
Trading Symbol	OANCX
OAKMARK BOND FUND | Advisor Class
Prospectus:
Trading Symbol	OAYCX